SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax at expected tax rates		$ (182,391)	$ (298,332)
Income tax at expected tax rates, percentage		25.00%	25.00%
Non-deductible expenses		$ 38,725	$ 47,761
Non-deductible expenses, percentage		(5.30%)	(4.00%)
Effect of PRC preferential tax rate	[1]	$ 72,257	$ (28,043)
Effect of PRC preferential tax rate, percentage	[1]	(9.90%)	2.30%
Non-PRC entities not subject to PRC tax		$ 117,210	$ 75,674
Non-PRC entities not subject to PRC tax, percentage		(16.10%)	(6.30%)
Allowance for deferred tax assets	[2]	$ (199,486)	$ 128,725
Allowance for deferred tax assets, percentage		27.30%	(10.80%)
Other		$ 7,422	$ 6,797
Other, percentage		(1.00%)	(0.60%)
Income tax benefit		$ (146,263)	$ (67,418)
Effective tax rate, percentage		20.00%	5.60%

[1]	Li Bang Kitchen Appliance obtained recognition of HNTE on October 12,2022 and it is entitled to the preferential income tax rate of 15%.
[2]	For the six months ended December 31, 2025, the profits generated by Wuxi Li Bang and Suzhou Deji were used to offset prior-year loss carryforwards. As a result, the valuation allowance previously recorded on loss carryforwards was reversed, which increased the effective tax rate.